Long-term debt - Schedule of Long-Term Debt (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022
Debt Instrument [Line Items]
Carrying amount, gross	$ 3,323,700,000	$ 3,736,700,000
Deferred financing fees	(32,900,000)	(44,900,000)
Long-term debt	3,290,800,000	3,691,800,000
Current portion of long-term debt	(129,400,000)	(238,400,000)
Long-term debt	3,161,400,000	3,453,400,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Carrying amount, gross	828,100,000	1,302,400,000
Senior Unsecured Exchangeable Notes
Debt Instrument [Line Items]
Carrying amount, gross	0	201,300,000
Senior Secured Notes
Debt Instrument [Line Items]
Carrying amount, gross	1,000,000,000	1,000,000,000
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Carrying amount, gross	320,000,000.0	0
Term Loan Credit Facility | Line of Credit
Debt Instrument [Line Items]
Carrying amount, gross	1,175,600,000	$ 1,233,000,000	$ 100,000,000
Long-term debt	$ 1,175,600,000